UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

FORM N-Q

MARCH 31, 2016

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 46.0%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.703%	2/25/36	$567,948	$466,126	(a)
American Home Mortgage Assets, 2006-3 3A12	0.623%	10/25/46	1,173,473	804,881	(a)
American Home Mortgage Assets, 2006-6 A1A	0.623%	12/25/46	1,058,786	668,835	(a)
Banc of America Funding Corp., 2005-B 3A1	0.662%	4/20/35	1,112,837	1,050,877	(a)
Banc of America Funding Corp., 2015-R2 4A2	0.687%	9/29/36	5,629,736	2,653,751	(a)(b)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	8.916%	12/15/19	3,500,000	3,293,650	(a)(b)
BCAP LLC Trust, 2015-RR2 25A1	0.637%	10/28/36	2,231,126	2,138,430	(a)(b)
Bear Stearns Alt-A Trust, 2004-10 1A1	1.113%	9/25/34	97,274	95,930	(a)
Bear Stearns ARM Trust, 2005-12 11A1	2.733%	2/25/36	110,078	84,627	(a)
Carefree Portfolio Trust, 2014-CMZB MZB	8.158%	11/15/29	1,700,000	1,689,380	(a)(b)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	544,000	334,221
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	4,433,804	3,549,260	(a)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	0.663%	10/25/35	2,760,531	2,428,266	(a)(b)
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	2,500,000	1,476,502	(b)
Commercial Mortgage Trust, 2013-CR12 E	5.084%	10/10/46	380,000	327,209	(a)(b)
Commercial Mortgage Trust, 2015-CR25 E	4.547%	8/10/48	3,000,000	1,914,505	(a)(b)
Commercial Mortgage Trust, 2015-CR25 F	4.547%	8/10/48	1,400,000	647,002	(a)(b)
Connecticut Avenue Securities, 2013-C01 M2	5.683%	10/25/23	3,110,000	3,232,186	(a)
Countrywide Alternative Loan Trust, 2004-6CB A	1.013%	5/25/34	2,789,742	2,686,081	(a)
Countrywide Alternative Loan Trust, 2005-72 A1	0.703%	1/25/36	51,077	41,814	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.733%	1/25/36	433,808	369,678	(a)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.632%	7/20/46	240,149	165,963	(a)
Countrywide Alternative Loan Trust, 2007-23CB A4, IO	6.067%	9/25/37	3,979,594	1,239,100	(a)
Countrywide Alternative Loan Trust, 2007-24 A2	39.102%	10/25/37	1,831,444	4,144,341	(a)
Countrywide Alternative Loan Trust, 2007-24 A3, IO	6.517%	10/25/37	4,903,868	1,643,803	(a)
Countrywide Alternative Loan Trust, 2007-J1 2A10	6.000%	3/25/37	3,228,849	2,235,248
Countrywide Home Loans, 2004-16 1A3A	1.193%	9/25/34	2,396,581	2,164,645	(a)
Countrywide Home Loans, 2004-R1 1AF	0.833%	11/25/34	245,454	205,307	(a)(b)
Countrywide Home Loans, 2004-R2 1AF1	0.853%	11/25/34	115,475	98,124	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.853%	7/25/36	416,223	377,533	(a)(b)
Countrywide Home Loans, Mortgage Pass-Through Trust, 2005-R1 1AF1	0.793%	3/25/35	60,512	53,219	(a)(b)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	7,031,000	5,962,764
Credit Suisse First Boston Mortgage Securities Corp., Whole Loan, 2002-10 2A1	7.500%	5/25/32	324,023	346,099
Credit Suisse Mortgage Trust, 2006-C4 AJ	5.538%	9/15/39	5,350,000	5,180,117	(a)
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	4,910,000	4,533,752	(a)
Credit Suisse Mortgage Trust, 2015	8.928%	7/20/20	4,000,000	3,792,736	(b)
Credit Suisse Mortgage Trust, 2015-02R 7A3	2.670%	8/27/36	2,815,163	2,669,307	(a)(b)
Credit Suisse Mortgage Trust, 2015-03R 1A1	0.632%	7/29/37	1,061,720	998,351	(a)(b)
Credit Suisse Mortgage Trust, 2015-03R 2A3	0.617%	1/29/37	6,272,000	4,359,405	(a)(b)
Credit Suisse Mortgage Trust, 2015-10R 3A2	1.162%	10/27/46	4,111,000	3,341,203	(a)(b)
Credit Suisse Mortgage Trust, 2015-12R 2A1	0.933%	11/30/37	6,780,000	5,954,558	(a)(b)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.408%	3/15/17	6,000,000	5,821,266	(b)
CSAIL Commercial Mortgage Trust, 2015-C4 F	3.500%	11/15/48	1,600,000	1,002,728	(b)
CSAIL Commercial Mortgage Trust, 2015-C4 G	3.500%	11/15/48	700,000	342,209	(b)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	1,703,474	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	136,182

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 2638 DI, IO, PAC	5.000%	5/15/23	$38,741	$963
Federal Home Loan Mortgage Corp. (FHLMC), 3027 AS, IO	5.714%	5/15/29	125,701	19,384	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3136 PS, IO, PAC-1	6.214%	4/15/36	1,720,473	301,427	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3265 SB, IO	5.704%	1/15/37	121,584	21,440	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3397 GS Remics IO	6.564%	12/15/37	1,228,826	230,837	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3601 BI, IO	5.000%	3/15/39	35,914	1,679
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	4,400,195	4,919,745
Federal Home Loan Mortgage Corp. (FHLMC), 3890 BE, PAC	5.000%	7/15/41	5,000,000	5,866,545
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.514%	10/15/41	1,829,225	308,951	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3960 SJ, IO	6.214%	8/15/40	2,518,619	356,717	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3966 SA, IO	5.464%	12/15/41	2,945,308	468,728	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4019 GI, IO, PAC	4.500%	12/15/41	2,713,858	382,961
Federal Home Loan Mortgage Corp. (FHLMC), 4032 CI, IO	3.500%	6/15/26	3,628,413	313,838
Federal Home Loan Mortgage Corp. (FHLMC), 4048 IK, IO	3.000%	5/15/27	1,147,366	108,325
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.614%	7/15/42	214,681	54,008	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4077 TO, PO	0.000%	5/15/41	9,678,620	8,436,226
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	4,765,069	455,359
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	8,228,964	833,049
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.614%	8/15/42	485,064	77,127	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4114 LI, IO	3.500%	10/15/32	8,563,016	1,238,176
Federal Home Loan Mortgage Corp. (FHLMC), 4123 DI, IO	3.000%	10/15/27	35,831,929	3,499,812
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.714%	11/15/42	350,137	74,255	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.714%	11/15/42	372,092	73,785	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.714%	11/15/42	505,206	108,371	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4139 EI, IO	3.000%	9/15/31	17,168,853	1,856,877
Federal Home Loan Mortgage Corp. (FHLMC), 4142 IA Remics IO	3.000%	12/15/32	10,015,568	1,266,171
Federal Home Loan Mortgage Corp. (FHLMC), 4144 GI, IO, PAC-1	3.000%	12/15/32	5,823,802	740,033
Federal Home Loan Mortgage Corp. (FHLMC), 4147 IN, IO	3.500%	12/15/32	7,539,902	1,060,674
Federal Home Loan Mortgage Corp. (FHLMC), 4151 AI, IO	3.000%	1/15/33	19,279,347	2,430,977
Federal Home Loan Mortgage Corp. (FHLMC), 4156 AI, IO	3.000%	10/15/31	31,005,785	3,082,561

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 4166 PZ, PAC-11	3.250%	2/15/43	$4,421,006	$4,696,723
Federal Home Loan Mortgage Corp. (FHLMC), 4170 PI, IO, PAC-1	3.000%	1/15/33	10,638,095	1,258,086
Federal Home Loan Mortgage Corp. (FHLMC), 4173 AZ	3.000%	3/15/43	5,082,320	4,911,252
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.814%	9/15/42	2,791,700	537,661	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4206 CZ	3.000%	5/15/43	5,443,008	5,469,342
Federal Home Loan Mortgage Corp. (FHLMC), 4210 Z	3.000%	5/15/43	9,840,949	9,565,963
Federal Home Loan Mortgage Corp. (FHLMC), 4226 GZ	3.000%	7/15/43	5,415,895	5,236,600
Federal Home Loan Mortgage Corp. (FHLMC), 4350 AS, IO	1.914%	12/15/37	20,884,649	1,601,368	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4383 KS, IO	5.664%	9/15/44	14,293,800	2,911,498	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,778,046	2,023,594
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	11,020,487	9,125,035
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 327 PO, PO	0.000%	3/15/44	7,183,705	5,797,192
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.856%	2/15/38	7,846,888	547,422	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.726%	9/25/41	16,200,000	1,547,691	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K714 X3, IO	1.790%	1/25/42	21,598,714	1,531,494	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.337%	6/25/21	30,094,061	1,611,787	(a)
Federal National Mortgage Association (FNMA), 2003-022, IO	6.000%	4/25/33	209,992	44,193
Federal National Mortgage Association (FNMA), 2009-006 KZ	5.000%	2/25/49	1,236,663	1,365,093
Federal National Mortgage Association (FNMA), 2009-059 LB	5.217%	8/25/39	1,248,597	1,385,734	(a)
Federal National Mortgage Association (FNMA), 2009-074 TX, PAC	5.000%	9/25/39	4,080,255	4,540,515
Federal National Mortgage Association (FNMA), 2010-002 AI, IO	5.500%	2/25/40	1,234,257	230,849
Federal National Mortgage Association (FNMA), 2010-059 PC, PAC	5.000%	6/25/40	19,140,000	22,311,858
Federal National Mortgage Association (FNMA), 2010-084 SK, IO	6.127%	8/25/40	4,252,631	666,855	(a)
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	430,246	461,834
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.097%	1/25/41	2,310,215	438,823	(a)
Federal National Mortgage Association (FNMA), 2011-015 AB	9.750%	8/25/19	290,199	311,394
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	389,333	459,049
Federal National Mortgage Association (FNMA), 2011-059 YS, IO	6.267%	11/25/40	8,163,495	1,005,792	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2011-099 KI, IO	4.500%	12/25/25	$1,614,955	$147,829
Federal National Mortgage Association (FNMA), 2011-144 PT	11.969%	1/25/38	1,173,343	1,470,391	(a)
Federal National Mortgage Association (FNMA), 2012-014 SL, IO	6.117%	12/25/40	11,589,285	1,805,141	(a)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	1,628,024	1,819,066
Federal National Mortgage Association (FNMA), 2012-043 AI, IO	3.500%	4/25/27	13,441,094	1,454,984
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	953,847	1,114,754
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	3,334,146	297,668
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.167%	7/25/42	6,884,473	1,349,790	(a)
Federal National Mortgage Association (FNMA), 2012-123 BI, IO	3.500%	11/25/32	4,143,435	629,860
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.717%	11/25/42	684,802	146,496	(a)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.717%	11/25/42	1,134,430	267,825	(a)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.717%	12/25/42	368,122	75,610	(a)
Federal National Mortgage Association (FNMA), 2012-135 AI, IO	3.000%	12/25/27	5,512,854	564,015
Federal National Mortgage Association (FNMA), 2012-148 IM, IO	3.000%	1/25/28	20,557,205	2,036,758
Federal National Mortgage Association (FNMA), 2012-149 AI, IO	3.000%	1/25/28	13,088,196	1,488,548
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	789,801	912,218
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	6,213,992	6,949,421
Federal National Mortgage Association (FNMA), 2013-009 HS, IO	5.767%	7/25/41	7,528,055	1,366,285	(a)
Federal National Mortgage Association (FNMA), 2013-010 SJ, IO	5.717%	2/25/43	2,267,330	468,592	(a)
Federal National Mortgage Association (FNMA), 2013-037, IO	3.000%	4/25/33	18,313,789	2,540,100
Federal National Mortgage Association (FNMA), 2013-070 JZ	3.000%	7/25/43	4,669,314	4,675,445
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.780%	8/25/44	10,585,921	750,161	(a)
Federal National Mortgage Association (FNMA), 2014-047 IA, IO	1.701%	8/25/44	9,053,209	588,813	(a)
Federal National Mortgage Association (FNMA), 2014-049 KS, IO	1.724%	8/25/44	8,026,040	609,651	(a)
Federal National Mortgage Association (FNMA), 2014-078 KT, IO	3.000%	7/25/43	8,372,476	1,481,188	(a)
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	3,074,120	571,140
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	189,380	41,383
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	251,322	43,944
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	175,354	31,139
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	144,787	33,645

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	$116,660	$25,545
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	1,180,833	212,795
Federal National Mortgage Association (FNMA) STRIPS, 409 C14, IO	3.500%	4/25/42	31,089,016	5,894,518
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	6,000,000	3,960,000
Government National Mortgage Association (GNMA), 2002-057 FK	0.941%	8/16/32	756,656	759,802	(a)
Government National Mortgage Association (GNMA), 2003-094 SD, IO	6.119%	7/16/33	43,379	7,890	(a)
Government National Mortgage Association (GNMA), 2004-059 FP	0.741%	8/16/34	1,278,481	1,282,187	(a)
Government National Mortgage Association (GNMA), 2004-081 SK, IO	5.759%	10/16/34	1,544,427	300,791	(a)
Government National Mortgage Association (GNMA), 2007-017 IB, IO	5.818%	4/20/37	8,307,831	1,705,268	(a)
Government National Mortgage Association (GNMA), 2007-045 QB, IO	6.168%	7/20/37	1,515,779	208,402	(a)
Government National Mortgage Association (GNMA), 2009-H01 FA	1.582%	11/20/59	1,709,207	1,733,712	(a)
Government National Mortgage Association (GNMA), 2010-004 SI, IO	5.659%	11/16/34	3,536,405	624,447	(a)
Government National Mortgage Association (GNMA), 2010-009 UI, IO	5.000%	1/20/40	4,773,893	829,270
Government National Mortgage Association (GNMA), 2010-013, IO	0.016%	11/16/51	15,918,176	172,693	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.068%	3/20/39	103,007	8,905	(a)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.048%	4/20/40	24,782	3,959	(a)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	3,700,000	3,973,497
Government National Mortgage Association (GNMA), 2010-059 SM, IO	5.559%	5/16/40	1,170,978	234,751	(a)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.218%	1/20/40	63,398	8,155	(a)
Government National Mortgage Association (GNMA), 2010-099 NI, IO, PAC-1	4.500%	9/20/37	838,405	24,623
Government National Mortgage Association (GNMA), 2010-102, IO	0.501%	6/16/52	2,017,684	48,345	(a)
Government National Mortgage Association (GNMA), 2010-109 CI, IO, PAC-1	4.500%	12/20/37	500,996	19,871
Government National Mortgage Association (GNMA), 2010-109 MI, IO, PAC-1	4.500%	10/20/37	975,333	33,221
Government National Mortgage Association (GNMA), 2010-118, IO	0.509%	4/16/53	3,495,279	100,175	(a)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	11,355,646	966,560
Government National Mortgage Association (GNMA), 2010-157 LS, IO, PAC	6.108%	4/20/38	3,280,946	228,899	(a)
Government National Mortgage Association (GNMA), 2010-168 MI, IO, PAC	4.500%	7/20/37	1,126,480	27,968
Government National Mortgage Association (GNMA), 2010-H02 FA	1.119%	2/20/60	5,330,659	5,317,748	(a)
Government National Mortgage Association (GNMA), 2011-002 NS, IO, PAC	5.639%	3/16/39	588,629	42,397	(a)
Government National Mortgage Association (GNMA), 2011-040 EI, IO	4.000%	12/16/25	708,520	59,496

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2011-040 MI, IO, PAC-1	4.500%	1/16/38	$505,716	$6,752
Government National Mortgage Association (GNMA), 2011-070 PO, PO	0.000%	5/16/41	6,293,784	5,762,292
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	2,800,000	3,216,700
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	1,241,502	1,363,779
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.837%	9/16/46	21,500,066	805,173	(a)
Government National Mortgage Association (GNMA), 2012-013 SK, IO	6.218%	2/20/41	3,507,781	583,320	(a)
Government National Mortgage Association (GNMA), 2012-051 GI, IO, PAC	3.500%	7/20/40	2,432,429	296,120
Government National Mortgage Association (GNMA), 2012-087 IO, IO	0.662%	8/16/52	51,351,637	2,323,246	(a)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.364%	2/16/53	5,701,343	206,760	(a)
Government National Mortgage Association (GNMA), 2012-128 IE, IO	3.500%	10/16/42	12,738,986	1,984,562
Government National Mortgage Association (GNMA), 2013-005 BI, IO	3.500%	1/20/43	12,428,722	2,159,486
Government National Mortgage Association (GNMA), 2013-010 AI, IO	3.500%	1/20/43	3,139,741	457,003
Government National Mortgage Association (GNMA), 2013-027 PZ, PAC-11	3.500%	2/20/43	1,062,709	1,097,448
Government National Mortgage Association (GNMA), 2013-037 JZ, PAC-11	3.500%	3/20/43	1,200,495	1,169,872
Government National Mortgage Association (GNMA), 2013-054 JZ, PAC-11	3.500%	4/20/43	880,312	892,014
Government National Mortgage Association (GNMA), 2013-062 IP, IO	4.500%	7/20/40	5,519,408	541,000
Government National Mortgage Association (GNMA), 2013-082 IE, IO	3.500%	5/20/43	2,128,078	398,107
Government National Mortgage Association (GNMA), 2013-082 IT, IO, PAC	3.500%	5/20/43	4,148,208	716,230
Government National Mortgage Association (GNMA), 2013-088 SL, IO	3.818%	5/20/43	3,296,782	54,976	(a)
Government National Mortgage Association (GNMA), 2013-090 PI, IO, PAC-1	3.500%	10/20/41	11,315,879	1,402,414
Government National Mortgage Association (GNMA), 2013-107 ID, IO	0.633%	11/16/47	23,577,972	1,031,888	(a)
Government National Mortgage Association (GNMA), 2013-113 AZ	3.000%	8/20/43	7,057,681	6,877,117
Government National Mortgage Association (GNMA), 2013-119 TZ	3.000%	8/20/43	10,804,777	10,531,222
Government National Mortgage Association (GNMA), 2013-138 IO, IO	0.667%	11/16/54	31,037,047	1,232,599	(a)
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.961%	9/16/51	13,679,938	904,695	(a)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.070%	9/16/44	6,573,845	415,988	(a)
Government National Mortgage Association (GNMA), 2013-163, IO	1.173%	2/16/46	20,972,216	1,448,081	(a)
Government National Mortgage Association (GNMA), 2013-175 IO, IO	0.841%	5/16/55	24,147,398	1,158,201	(a)
Government National Mortgage Association (GNMA), 2014-016 IO, IO	1.023%	6/16/55	10,871,967	673,202	(a)
Government National Mortgage Association (GNMA), 2014-025 VI, IO	5.000%	2/20/44	4,041,211	728,992

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.191%	2/16/48	$3,027,966	$191,187	(a)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.951%	9/16/55	6,018,140	381,885	(a)
Government National Mortgage Association (GNMA), 2014-091 SB, IO	5.159%	6/16/44	4,211,925	751,632	(a)
Government National Mortgage Association (GNMA), 2014-161 IQ, IO	3.500%	11/20/44	2,477,443	258,336
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.894%	11/16/55	10,182,679	699,705	(a)
Government National Mortgage Association (GNMA), 2015-159 ZX	3.000%	12/20/43	1,717,064	1,682,547
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	8,840,205	1,935,182
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	411,000	379,867
GS Mortgage Securities Trust, 2007-GG10 AJ	5.794%	8/10/45	7,150,000	2,931,500	(a)
GS Mortgage Securities Trust, 2013-GC14 F	4.769%	8/10/46	540,000	445,098	(a)(b)
GS Mortgage Securities Trust, 2015-GS1 E	4.423%	11/10/48	1,400,000	924,433	(a)(b)
GS Mortgage Securities Trust, 2015-GS1 F	4.423%	11/10/48	700,000	380,841	(a)(b)
GS Mortgage Securities Trust, 2016-ICE2 E	8.938%	2/15/33	2,750,000	2,797,693	(a)(b)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.418%	6/25/34	1,776,251	1,677,239	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1	0.783%	1/25/36	2,798,159	2,416,412	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1	0.833%	4/25/36	2,636,709	2,181,917	(a)(b)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.632%	9/19/46	494,002	360,990	(a)
Homebanc Mortgage Trust, 2004-2 A1	1.173%	12/25/34	3,163,778	2,971,970	(a)
HSI Asset Loan Obligation Trust, 2006-2 1A8, IO	6.197%	12/25/36	9,838,610	2,597,184	(a)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.661%	11/15/16	3,500,000	3,311,716	(a)(b)
IMPAC CMB Trust, 2004-10 3A1	1.133%	3/25/35	443,519	400,160	(a)
IMPAC CMB Trust, 2007-A A	0.683%	5/25/37	836,770	760,619	(a)(b)
IMPAC Secured Assets Corp., 2005-2 A1	0.753%	3/25/36	385,154	277,127	(a)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.798%	3/25/35	204,854	196,831	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.916%	10/25/35	483,676	412,589	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	850,000	823,643
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	5,530,000	4,164,090
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,459,771	1,335,654	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.699%	2/12/49	4,200,000	3,601,500	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.007%	2/15/51	805,000	777,820	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D	4.686%	11/15/31	1,830,000	1,742,906	(a)(b)
Lehman Mortgage Trust, 2006-4 2A2, IO	6.667%	8/25/36	5,864,633	1,793,800	(a)
Luminent Mortgage Trust, 2006-4 A1A	0.623%	5/25/46	629,442	474,476	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.643%	4/25/46	984,760	701,412	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.633%	5/25/47	258,854	204,010	(a)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.599%	5/25/36	745,941	680,447	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	4,650,000	4,118,657	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	1,090,000	643,146	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 E	4.529%	10/15/48	3,000,000	2,010,278	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 F	4.529%	10/15/48	$1,350,000	$716,589	(a)(b)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.096%	12/12/49	750,000	689,588	(a)
Morgan Stanley Mortgage Loan Trust, 2004-6AR	2.876%	8/25/34	187,781	184,184	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.503%	6/25/36	49,222	23,087	(a)
Morgan Stanley Re-remic Trust, 2015-R3 7B	1.092%	4/26/47	9,398,838	3,334,209	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R6 1A1	0.696%	7/26/45	1,741,688	1,625,690	(a)(b)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	2,520,000	2,333,320	(b)
Multifamily Trust, 2016-1 B	9.783%	4/25/46	5,000,000	5,361,500	(a)(b)(c)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A	0.626%	9/25/46	324,507	264,510	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	2,218,252	2,024,700	(b)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.691%	5/25/35	38,089	37,975	(a)
Residential Accredit Loans Inc., 2007-QO4 A1	0.633%	5/25/47	1,537,728	1,199,692	(a)
Residential Accredit Loans Inc., 2007-QO4 A1A	0.623%	5/25/47	1,231,752	960,072	(a)
Structured Agency Credit Risk Debt Notes, 2015-HQ1 B	11.183%	3/25/25	8,354,630	8,042,157	(a)
Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2	3.333%	7/25/28	2,120,000	2,137,712	(a)
Structured ARM Loan Trust, 2005-02 A2	0.683%	2/25/35	261,523	224,151	(a)
Structured ARM Loan Trust, 2005-05 A3	0.663%	5/25/35	6,423	6,412	(a)
Structured ARM Loan Trust, 2005-11 3A	2.694%	5/25/35	1,623,029	1,498,167	(a)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.613%	7/25/46	244,173	184,893	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.783%	3/25/35	249,830	205,804	(a)(b)
Structured Asset Securities Corp., 2005-RF3 1A	0.783%	6/25/35	378,624	304,461	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.333%	3/25/44	32,289	29,246	(a)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.889%	5/10/63	1,330,000	950,292	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.889%	5/10/63	2,340,000	990,440	(a)(b)
Voyager Countywide Delaware Trust, 2009-1 3QB1, IO	0.686%	3/16/30	1,200,654	1,015,494	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	1,960,000	1,919,050	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.753%	8/25/45	1,090,163	1,009,229	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.703%	12/25/45	645,077	604,283	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.723%	12/25/45	71,750	61,820	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR07 2A	1.331%	7/25/46	259,280	209,153	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	1.101%	6/25/47	476,916	376,618	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.574%	6/25/33	109,215	110,085	(a)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	460,000	330,359	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.612%	11/15/48	3,000,000	2,013,453	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $426,338,269)				428,970,226

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - 9.2%
ACE Securities Corp., 2004-OP1 M1	1.213%	4/25/34	$923,880	$852,743	(a)
ACE Securities Corp., 2006-GP1 A	0.693%	2/25/31	12,792	12,527	(a)
Ameriquest Mortgage Securities Inc., 2002-C M1	3.808%	11/25/32	2,315,265	2,206,827	(a)
Argent Securities Inc., 2004-W6 AF	4.123%	5/25/34	733,636	744,998
Citigroup Mortgage Loan Trust Inc., 2006-WFH2 M2	0.713%	8/25/36	1,907,921	1,171,340	(a)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	20,361	20,466	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.763%	7/25/36	772,465	645,813	(a)(b)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.576%	7/15/36	96,814	81,792	(a)
Credit-Based Asset Servicing and Securitization LLC, 2003-RP1 M1	1.983%	3/25/33	3,361,723	3,192,201	(a)(b)
DRB Prime Student Loan Trust, 2015-B A1	2.333%	10/27/31	3,274,154	3,253,164	(a)(b)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	2,942,737	2,925,226	(b)
EMC Mortgage Loan Trust, 2006-A A1	0.886%	12/25/42	753,046	718,150	(a)(b)
Encore Credit Receivables Trust, 2005-4 M5	1.083%	1/25/36	1,840,000	1,075,730	(a)
Fremont Home Loan Trust, 2002-1 M1	1.683%	8/25/33	2,684,378	2,455,211	(a)
GSAA Home Equity Trust, 2007-4 A2	0.633%	3/25/37	2,480,538	1,278,189	(a)
GSAMP Trust, 2003-SEA A1	0.833%	2/25/33	119,197	111,291	(a)
GSAMP Trust, 2004-SEA2 M2	1.683%	3/25/34	6,850,000	4,799,000	(a)
Home Equity Asset Trust, 2005-07 M2	0.903%	1/25/36	7,125,000	4,539,392	(a)
Long Beach Mortgage Loan Trust, 2001-3 M1	1.258%	9/25/31	644,576	593,597	(a)
MASTR Asset-Backed Securities Trust, 2006-FRE1 A4	0.723%	12/25/35	1,987,272	1,749,204	(a)
Morgan Stanley ABS Capital I, 2002-HE3 M1	2.083%	3/25/33	2,305,506	2,166,084	(a)
National Collegiate Student Loan Trust, 2006-1 A5	0.783%	3/25/33	10,600,000	6,822,960	(a)
Nationstar HECM Loan Trust, 2015-2A M2	6.657%	11/25/25	3,000,000	3,003,741	(b)
New Century Home Equity Loan Trust, 2003-B M2	2.908%	11/25/33	8,109	7,755	(a)
Novastar Home Equity Loan, 2003-2 A2	1.113%	9/25/33	53,433	53,342	(a)
RAAC Series, 2005-SP2 2A	0.733%	6/25/44	2,298,483	1,945,968	(a)
RAAC Series, 2006-RP2 A	0.686%	2/25/37	32,635	32,303	(a)(b)
RAAC Series, 2006-RP3 A	0.706%	5/25/36	781,893	703,379	(a)(b)
Renaissance Home Equity Loan Trust, 2003-3 A	0.933%	12/25/33	445,549	415,160	(a)
Residential Asset Securities Corp., 2004-KS9 AI5	5.330%	10/25/34	1,931,125	1,607,513
Residential Asset Securities Corp., 2005-KS12 M1	0.873%	1/25/36	1,870,000	1,774,450	(a)
SACO I Trust, 2006-4 A1	0.773%	3/25/36	204,330	328,890	(a)
SACO I Trust, 2006-6 A	0.693%	6/25/36	342,846	602,955	(a)
SACO I Trust, 2006-7 A1	0.693%	7/25/36	65,703	123,731	(a)
SMB Private Education Loan Trust, 2014-A C	4.500%	9/15/45	9,360,000	8,073,824	(b)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	10,313,235	(b)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	3,768,870	(b)
Social Professional Loan Program LLC, 2014-A RC	0.000%	7/14/2124	2,500	7,812,500	(b)(c)
Social Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	3,525,000	(b)(c)
Structured Asset Investment Loan Trust, 2003-BC1 A2	1.113%	1/25/33	249,112	237,777	(a)
Structured Asset Securities Corp., 2006-ARS1 A1	0.653%	2/25/36	1,431,162	105,028	(a)(b)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.863%	3/25/37	130,039	127,436	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $88,475,582)				85,978,762

			FACE AMOUNT
MORTGAGE-BACKED SECURITIES - 43.9%
FHLMC - 12.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	7/1/20	1,679	1,691
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	46,642	49,792

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	6/1/16	$5,404	$5,417
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17	38,163	38,798
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	12/1/19	847	853
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	8/1/33	450,483	506,702
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	20,479	22,739
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/1/43-3/1/46	52,885,555	55,432,177
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	8/1/43-8/1/45	26,053,467	27,989,583
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	5/12/46	26,800,000	28,005,008	(d)

Total FHLMC				112,052,760

FNMA - 16.1%
Federal National Mortgage Association (FNMA)	6.500%	7/1/16	523	524
Federal National Mortgage Association (FNMA)	5.500%	11/1/16-12/1/16	16,517	16,584
Federal National Mortgage Association (FNMA)	5.000%	2/1/18-12/1/18	119,726	123,720
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	115,882	133,534
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	1,464	1,588
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	344,446	386,113
Federal National Mortgage Association (FNMA)	4.000%	9/1/33-12/1/45	20,419,653	22,013,722
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-4/1/38	78,646	85,561
Federal National Mortgage Association (FNMA)	3.500%	9/1/42-1/1/46	65,438,071	68,689,098
Federal National Mortgage Association (FNMA)	3.000%	2/1/43-4/1/43	18,637,169	19,165,529
Federal National Mortgage Association (FNMA)	3.500%	5/12/46	11,100,000	11,619,447	(d)
Federal National Mortgage Association (FNMA)	5.000%	5/12/46	25,000,000	27,632,812	(d)

Total FNMA				149,868,232

GNMA - 15.8%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	60,610	72,641
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	153,223	164,040
Government National Mortgage Association (GNMA)	6.000%	11/15/32	786,444	907,227
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	2,081,372	2,313,829
Government National Mortgage Association (GNMA) II	3.500%	6/20/45-1/20/46	33,646,862	35,615,417
Government National Mortgage Association (GNMA) II	3.000%	2/20/46	9,979,782	10,354,572
Government National Mortgage Association (GNMA) II	3.000%	4/20/46	38,600,000	39,987,941	(d)
Government National Mortgage Association (GNMA) II	3.500%	4/20/46	50,900,000	53,798,914	(d)
Government National Mortgage Association (GNMA) II	1.746%	8/20/58	103,049	104,377	(a)
Government National Mortgage Association (GNMA) II	2.245%	6/20/60	4,205,575	4,406,495	(a)

Total GNMA				147,725,453

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $405,558,142)				409,646,445

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.7%
U.S. Government Obligations - 0.7%
U.S. Treasury Notes	1.500%	11/30/19	$2,500,000	$2,542,383
U.S. Treasury Notes	2.250%	11/15/24	3,500,000	3,649,775

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $6,001,250)				6,192,158

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $926,373,243)				930,787,591

SHORT-TERM INVESTMENTS - 16.6%
Certificates of Deposit - 4.8%
Sumitomo Mitsui Banking Corp.	0.400%	4/4/16	15,000,000	15,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.420%	4/11/16	15,000,000	15,000,000
Svenska Handelsbanken AB	0.405%	4/7/16	15,000,000	15,000,000

Total Certificates of Deposit (Cost - $45,000,000)				45,000,000

Commercial Paper - 6.4%
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.410%	4/8/16	15,000,000	14,998,804	(e)
BMW U.S. Capital LLC	0.400%	5/2/16	15,000,000	14,994,833	(e)(f)
BNP Paribas NY Branch	0.420%	4/4/16	15,000,000	14,999,475	(e)
Caterpillar Financial Services Corp.	0.370%	5/4/16	15,000,000	14,994,913	(e)

Total Commercial Paper (Cost - $59,988,025)				59,988,025

Repurchase Agreements - 2.9%
Deutsche Bank Securities Inc. repurchase agreement dated 3/31/16; Proceeds at maturity - $26,500,213; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/19; Market Value - $27,030,000) (Cost - $26,500,000)	0.290%	4/1/16	26,500,000	26,500,000

			SHARES
Money Market Funds - 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $23,597,946)	0.225%		23,597,946	23,597,946

TOTAL SHORT-TERM INVESTMENTS (Cost - $155,085,971)				155,085,971

TOTAL INVESTMENTS - 116.4% (Cost - $1,081,459,214#)				1,085,873,562
Liabilities in Excess of Other Assets - (16.4)%				(152,616,810)

TOTAL NET ASSETS - 100.0%				$933,256,752

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2016, the Fund held TBA securities with a total cost of $160,345,676.

(e)	Rate shown represents yield-to-maturity.

(f)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$420,558,578	$8,411,648	$428,970,226
Asset-Backed Securities	—	60,559,157	25,419,605	85,978,762
Mortgage-Backed Securities	—	409,646,445	—	409,646,445
U.S. Government & Agency Obligations	—	6,192,158	—	6,192,158

Total Long-Term Investments	—	$896,956,338	$33,831,253	$930,787,591

Short-Term Investments†:
Certificates of Deposit	—	$45,000,000	—	$45,000,000
Commercial Paper	—	59,988,025	—	59,988,025
Repurchase Agreements	—	26,500,000	—	26,500,000
Money Market Funds	$23,597,946	—	—	23,597,946

Short-Term Investments	$23,597,946	$131,488,025	—	$155,085,971

Total Investments	$23,597,946	$1,028,444,363	$33,831,253	$1,085,873,562

Other Financial Instruments:
Futures Contracts	1,224,087	—	—	1,224,087

Total	$24,822,033	$1,028,444,363	$33,831,253	$1,087,097,649

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$26,750	—	—	$26,750
OTC Total Return Swaps‡	—	$326,400	—	326,400

Total	$26,750	$326,400	—	$353,150

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to Swap Contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	ASSET- BACKED SECURITIES	MORTGAGE- BACKED SECURITIES	OTC TOTAL RETURN SWAPS	TOTAL
Balance as of December 31, 2015	$14,467,270	$29,208,880	$2,470,501	$0 *	$46,146,651
Accrued premiums/discounts	14,430	—	—	—	14,430
Realized gain (loss)	(1,562)	—	—	3,246	1,684
Change in unrealized appreciation (depreciation)[1]	(430,156)	506,746	—	(326,400)	(249,810)
Purchases	5,361,333	—	—	—	5,361,333
Sales	(119,023)	(4,296,021)	(2,470,501)	(3,246)	(6,888,791)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[2]	(10,880,644)	—	—	326,400	(10,554,244)

Balance as of March 31, 2016	$8,411,648	$25,419,605	—	—	$33,831,253

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016[1]	$(109,845)	$506,746	—	—	$396,901

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$33,775,926
Gross unrealized depreciation	(29,361,578)

Net unrealized appreciation	$4,414,348

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	642	6/16	$82,901,524	$83,710,781	$809,257
U.S. Treasury 10-Year Ultra Long-Term Bonds	206	6/16	28,579,670	28,994,500	414,830

					1,224,087

Contracts to Sell:
U.S. Treasury 5-Year Notes	17	6/16	2,033,038	2,059,788	(26,750)

Net unrealized appreciation on open futures contracts					$1,197,337

At March 31, 2016, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAP
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse	21,109,276	EUR	4/20/20	EURIBOR quarterly	Credit Suisse European Mortgage Capital, 2015-1HWA A, 2.750%[a], due 4/20/20, quarterly	—	$(326,400)[b]

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

[a]	Variable rate security. Interest rate disclosed is as of the most recent information available.

[b]	Swap contract is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviation:
EUR	— Euro

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016